Decommissioning and Other Provisions - Summary of Decommissioning and Other Provisions (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	$ 3,784	$ 4,065
Non-current beginning balance	29,618	26,148
Decommisioning and other provision beginning balance	33,402	30,213
Additions	3,798
Amounts charged against provisions	(2,816)	(3,442)
Accretion expense	1,038	1,116
Disposals	(2,902)	(558)
Other additions		5,769
Remeasurements and other movements	(5,266)	(3,938)
Currency translation differences	1,177	(1,300)
Change in decommisioning and other provisions	(4,971)	3,189
Current ending balance	3,465	3,784
Non-current ending balance	24,966	29,618
Decommisioning and other provision ending balance	28,431	33,402
BG Group Plc [Member] |
Disclosures Of Decommissioning And Other Provisions [Line Items]
Additions		5,542
Decommissioning and Restoration [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	797	1,239
Non-current beginning balance	24,368	23,008
Decommisioning and other provision beginning balance	25,165	24,247
Additions	1,168
Amounts charged against provisions	(491)	(880)
Accretion expense	897	1,013
Disposals	(2,807)	(478)
Other additions		976
Remeasurements and other movements	(4,245)	(2,528)
Currency translation differences	897	(1,150)
Change in decommisioning and other provisions	(4,581)	918
Current ending balance	817	797
Non-current ending balance	19,767	24,368
Decommisioning and other provision ending balance	20,584	25,165
Decommissioning and Restoration [Member] | BG Group Plc [Member] |
Disclosures Of Decommissioning And Other Provisions [Line Items]
Additions		3,965
Other [Member]
Disclosures Of Decommissioning And Other Provisions [Line Items]
Current beginning balance	2,987	2,826
Non-current beginning balance	5,250	3,140
Decommisioning and other provision beginning balance	8,237	5,966
Additions	2,630
Amounts charged against provisions	(2,325)	(2,562)
Accretion expense	141	103
Disposals	(95)	(80)
Other additions		4,793
Remeasurements and other movements	(1,021)	(1,410)
Currency translation differences	280	(150)
Change in decommisioning and other provisions	(390)	2,271
Current ending balance	2,648	2,987
Non-current ending balance	5,199	5,250
Decommisioning and other provision ending balance	$ 7,847	8,237
Other [Member] | BG Group Plc [Member] |
Disclosures Of Decommissioning And Other Provisions [Line Items]
Additions		$ 1,577